As filed with the Securities and Exchange Commission on September 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.9%
	Consumer Discretionary - 13.5%
4,100,000	Ascena Retail Group, Inc. (a)	$51,332,000
73,200	Bed Bath & Beyond, Inc. (a)	4,774,836
246,600	CarMax, Inc. (a)	15,908,166
2,624,600	Carnival Corp.	139,864,934
1,054,137	L Brands, Inc.	85,089,938
60,000	Newell Rubbermaid, Inc.	2,596,800
1,322,000	Ross Stores, Inc.	70,277,520
140,000	Royal Caribbean Cruises Ltd.	12,579,000
3,415,000	Sony Corp. - ADR	96,815,250
193,400	TJX Cos., Inc.	13,503,188
1,287,200	Tribune Media Co. - Class A	64,990,728
1,816,600	Tribune Publishing Co. (b)	27,049,174
624,806	Urban Outfitters, Inc. (a)	20,381,172
225,000	Walt Disney Co. (The)	27,000,000
22,100	Whirlpool Corp.	3,927,833
		636,090,539

	Consumer Staples - 1.4%
166,000	CVS Health Corp.	18,670,020
70,000	Kellogg Co.	4,631,900
150,000	PepsiCo, Inc.	14,452,500
585,000	Tyson Foods, Inc. - Class A	25,944,750
		63,699,170

	Energy - 1.2%
175,000	Cameron International Corp. (a)	8,830,500
20,000	EOG Resources, Inc.	1,543,800
95,000	Exxon Mobil Corp.	7,524,950
45,000	National Oilwell Varco, Inc.	1,895,850
60,000	Range Resources Corp.	2,360,400
141,534	Schlumberger Ltd.	11,721,846
400,000	Southwestern Energy Co. (a)	7,440,000
995,500	Transocean Ltd.	13,200,330
		54,517,676

	Financials - 11.4%
75,000	American Express Co.	5,704,500
3,309,900	Charles Schwab Corp. (The)	115,449,312
44,450	Chubb Corp. (The)	5,526,468
432,963	CME Group, Inc.	41,581,767
257,000	Comerica, Inc.	12,189,510
354,000	Discover Financial Services	19,756,740
2,057,900	JPMorgan Chase & Co.	141,027,887
684,950	Marsh & McLennan Cos., Inc.	39,686,003
281,600	Mercury General Corp.	15,896,320
1,200,600	Progressive Corp. (The)	36,618,300
1,493,908	Wells Fargo & Co.	86,452,456
348,200	Willis Group Holdings PLC	16,187,818
		536,077,081

	Health Care - 22.7%
1,020,900	Abbott Laboratories	51,749,421
590,200	AbbVie, Inc.	41,319,902
75,000	Affymetrix, Inc. (a)	822,000
1,257,000	Agilent Technologies, Inc.	51,474,150
783,500	Amgen, Inc.	138,358,265
149,600	Biogen, Inc. (a)	47,689,488
117,900	Boston Scientific Corp. (a)	2,044,386
2,411,400	Eli Lilly & Co.	203,787,414
266,735	GlaxoSmithKline PLC - ADR	11,586,968
828,400	Johnson & Johnson	83,013,964
569,600	Medtronic PLC	44,650,944
1,240,000	Merck & Co., Inc.	73,110,400
518,350	Novartis AG - ADR	53,778,813
1,008,391	PerkinElmer, Inc.	53,364,052
435,044	Roche Holding AG - CHF	125,655,366
480,000	Sanofi - ADR	25,915,200
402,000	Thermo Fisher Scientific, Inc.	56,091,060
		1,064,411,793

	Industrials - 12.1%
1,388,500	Airbus Group SE - EUR	98,509,785
95,200	Alaska Air Group, Inc.	7,211,400
879,900	American Airlines Group, Inc.	35,283,990
186,800	Boeing Co. (The)	26,930,956
154,000	C.H. Robinson Worldwide, Inc.	10,803,100
156,000	Caterpillar, Inc.	12,266,280
245,000	CSX Corp.	7,663,600
165,000	Curtiss-Wright Corp.	11,116,050
418,169	Deere & Co.	39,546,242
201,900	FedEx Corp.	34,609,698
212,650	Honeywell International, Inc.	22,338,883
302,800	Jacobs Engineering Group, Inc. (a)	12,753,936
199,761	Matson, Inc.	8,274,101
307,000	Norfolk Southern Corp.	25,889,310
280,000	Pentair PLC	17,026,800
100,000	Republic Services, Inc.	4,253,000
644,700	Ritchie Bros. Auctioneers, Inc.	17,419,794
97,000	Rockwell Automation, Inc.	11,327,660
157,600	Safran S.A. - EUR	11,918,571
3,438,500	Southwest Airlines Co.	124,473,700
100,000	Tyco International PLC	3,799,000
181,700	United Parcel Service, Inc. - Class B	18,598,812
56,000	United Technologies Corp.	5,617,360
		567,632,028

	Information Technology - 27.4%
1,040,000	Activision Blizzard, Inc.	26,821,600
509,600	Adobe Systems, Inc. (a)	41,782,104
1,110,830	Altera Corp.	55,163,818
611,800	Analog Devices, Inc.	35,686,294
1,275,000	Applied Materials, Inc.	22,134,000
440,000	Broadcom Corp. - Class A	22,268,400
2,556,600	Cisco Systems, Inc.	72,658,572
750,000	Corning, Inc.	14,010,000
485,000	Diebold, Inc.	16,514,250
2,785,000	eBay, Inc. (a)	78,314,200
640,500	EMC Corp.	17,223,045
22,000	Google, Inc. - Class A (a)	14,465,000
28,063	Google, Inc. - Class C (a)	17,556,493
2,041,200	Hewlett-Packard Co.	62,297,424
1,449,600	Intel Corp.	41,965,920
39,100	Intuit, Inc.	4,135,607
2,076,800	Keysight Technologies, Inc. (a)	63,425,472
744,500	KLA-Tencor Corp.	39,495,725
7,420,000	L.M. Ericsson Telephone Co. - ADR	79,616,600
49,000	MasterCard, Inc. - Class A	4,772,600
1,823,100	Microsoft Corp.	85,138,770
3,121,400	NetApp, Inc.	97,231,610
1,534,924	NeuStar, Inc. - Class A (a)	47,383,104
545,000	NVIDIA Corp.	10,872,750
1,760,000	PayPal Holdings, Inc. (a)	68,112,000
775,905	QUALCOMM, Inc.	49,960,523
429,300	SanDisk Corp.	25,882,497
270,000	Symantec Corp.	6,139,800
200,000	Teradyne, Inc.	3,852,000
1,632,800	Texas Instruments, Inc.	81,607,344
200,000	Thomson Reuters Corp.	8,090,000
396,400	Visa, Inc. - Class A	29,864,776
1,170,000	Yahoo!, Inc. (a)	42,903,900
		1,287,346,198

	Materials - 1.9%
340,000	Celanese Corp. - Series A	22,412,800
31,560	Chemours Co. (The)	344,635
429,700	Dow Chemical Co. (The)	20,221,682
157,800	E.I. du Pont de Nemours & Co.	8,798,928
70,000	Greif, Inc. - Class A	2,169,300
5,000	Greif, Inc. - Class B	190,600
25,000	Lyondellbasell Industries N.V. - Class A	2,345,750
135,900	Monsanto Co.	13,846,851
86,900	Potash Corp. of Saskatchewan, Inc.	2,361,942
481,200	Schweitzer-Mauduit International, Inc.	19,103,640
		91,796,128

	Telecommunication Services - 0.0%
4,270	AT&T, Inc.	148,340

	Utilities - 0.3%
372,379	Public Service Enterprise Group, Inc.	15,517,033

	TOTAL COMMON STOCKS
	(Cost $3,218,157,596)	$4,317,235,986

Shares		Value
	SHORT-TERM INVESTMENTS - 7.9%
370,829,372	Dreyfus Treasury Prime Cash Management Fund	$370,829,372
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $370,829,372)	370,829,372
	TOTAL INVESTMENTS
	(Cost $3,588,986,968) - 99.8% ^	4,688,065,358
	Other Assets in Excess of Liabilities - 0.2%	9,045,887
	TOTAL NET ASSETS - 100.0%	$4,697,111,245

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:
	Cost of investments	$3,588,986,968
	Gross unrealized appreciation	1,208,091,673
	Gross unrealized depreciation	(109,013,283)
	Net unrealized appreciation	$1,099,078,390

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.7%
	Consumer Discretionary - 12.3%
2,145,000	Ascena Retail Group, Inc. (a)	$26,855,400
154,200	Bed Bath & Beyond, Inc. (a)	10,058,466
965,915	CarMax, Inc. (a)	62,311,177
1,975,746	Carnival Corp.	105,287,504
2,750,000	DreamWorks Animation SKG, Inc. - Class A (a)	66,302,500
578,500	Gildan Activewear, Inc.	18,673,980
1,582,198	L Brands, Inc.	127,715,022
1,694,600	Norwegian Cruise Line Holdings Ltd. (a)	105,776,932
136,000	Ross Stores, Inc.	7,229,760
390,000	Royal Caribbean Cruises Ltd.	35,041,500
1,658,127	Shutterfly, Inc. (a)	71,713,993
3,730,000	Sony Corp. - ADR	105,745,500
126,000	TJX Cos., Inc.	8,797,320
383,600	Urban Outfitters, Inc. (a)	12,513,032
		764,022,086

	Consumer Staples - 0.7%
117,500	Blue Buffalo Pet Products, Inc. (a)	3,282,950
3,088,411	Boulder Brands, Inc. (a) (b)	25,726,464
152,000	CVS Health Corp.	17,095,440
		46,104,854

	Energy - 0.7%
100,000	EOG Resources, Inc.	7,719,000
70,000	Frank's International N.V.	1,133,300
70,000	National Oilwell Varco, Inc.	2,949,100
100,000	Range Resources Corp.	3,934,000
104,300	Schlumberger Ltd.	8,638,126
370,000	Southwestern Energy Co. (a)	6,882,000
1,138,400	Transocean Ltd.	15,095,184
		46,350,710

	Financials - 5.4%
3,695,223	Charles Schwab Corp. (The)	128,889,378
100,000	CME Group, Inc.	9,604,000
205,000	Discover Financial Services	11,441,050
2,916,400	E*TRADE Financial Corp. (a)	82,884,088
371,000	JPMorgan Chase & Co.	25,424,630
515,350	Marsh & McLennan Cos., Inc.	29,859,379
550,000	Progressive Corp. (The)	16,775,000
505,000	Wells Fargo & Co.	29,224,350
		334,101,875

	Health Care - 36.0%
852,018	Abbott Laboratories	43,188,792
1,934,800	ABIOMED, Inc. (a)	149,869,608
3,731,600	Accuray, Inc. (a)	23,807,608
950,000	Affymetrix, Inc. (a)	10,412,000
294,300	Agilent Technologies, Inc.	12,051,585
1,312,800	Amgen, Inc.	231,827,352
440,200	Biogen, Inc. (a)	140,326,956
370,200	BioMarin Pharmaceutical, Inc. (a)	54,149,154
1,058,800	Boston Scientific Corp. (a)	18,359,592
1,000,100	Cepheid, Inc. (a)	55,595,559
193,700	Charles River Laboratories International, Inc. (a)	15,034,994
30,000	Dyax Corp. (a)	738,300
3,036,651	Eli Lilly & Co.	256,627,376
2,050,743	Epizyme, Inc. (a)	45,752,076
463,400	Illumina, Inc. (a)	101,623,620
6,741,054	ImmunoGen, Inc. (a) (b)	121,473,793
2,722,221	Insulet Corp. (a)	92,256,070
583,537	Johnson & Johnson	58,476,243
494,150	Medtronic PLC	38,736,419
600,000	Merck & Co., Inc.	35,376,000
552,700	Momenta Pharmaceuticals, Inc. (a)	12,015,698
5,754,656	Nektar Therapeutics (a)	72,566,212
516,750	Novartis AG - ADR	53,612,813
220,000	NuVasive, Inc. (a)	12,102,200
433,000	OraSure Technologies, Inc. (a)	2,139,020
276,300	PerkinElmer, Inc.	14,621,796
3,513,716	QIAGEN N.V. (a)	98,313,774
586,500	Roche Holding AG - CHF	169,400,962
4,926,900	Seattle Genetics, Inc. (a)	235,850,703
299,400	Thermo Fisher Scientific, Inc.	41,775,282
105,000	Waters Corp. (a)	14,016,450
		2,232,098,007

	Industrials - 9.4%
698,400	AECOM (a)	21,531,672
737,700	Airbus Group SE - EUR	52,337,536
1,726,000	American Airlines Group, Inc.	69,212,600
300,000	Avis Budget Group, Inc. (a)	13,029,000
176,000	C.H. Robinson Worldwide, Inc.	12,346,400
133,600	Caterpillar, Inc.	10,504,968
146,000	CIRCOR International, Inc.	6,983,180
259,000	Curtiss-Wright Corp.	17,448,830
1,190,000	Delta Air Lines, Inc.	52,764,600
170,000	Expeditors International of Washington, Inc.	7,967,900
40,900	FedEx Corp.	7,011,078
179,000	IDEX Corp.	13,609,370
781,094	Jacobs Engineering Group, Inc. (a)	32,899,679
1,227,550	JetBlue Airways Corp. (a)	28,209,099
489,000	Ritchie Bros. Auctioneers, Inc.	13,212,780
33,100	Rockwell Automation, Inc.	3,865,418
2,823,200	Southwest Airlines Co.	102,199,840
1,397,100	United Continental Holdings, Inc. (a)	78,782,469
86,000	United Parcel Service, Inc. - Class B	8,802,960
854,900	Virgin America, Inc. (a)	28,502,366
		581,221,745

	Information Technology - 28.3%
1,533,400	Adobe Systems, Inc. (a)	125,723,466
1,124,000	Alibaba Group Holding Ltd. - ADR (a)	88,054,160
1,115,170	Altera Corp.	55,379,342
137,000	Analog Devices, Inc.	7,991,210
51,700	Applied Materials, Inc.	897,512
272,517	ASML Holding N.V.	27,025,511
11,400,850	BlackBerry Ltd. (a)	88,185,575
220,000	Broadcom Corp. - Class A	11,134,200
704,000	Cisco Systems, Inc.	20,007,680
350,000	Corning, Inc.	6,538,000
1,320,100	Cree, Inc. (a)	32,540,465
34,300	eBay, Inc. (a)	964,516
265,000	Electronic Arts, Inc. (a)	18,960,750
767,000	Ellie Mae, Inc. (a)	60,171,150
1,661,100	EMC Corp.	44,666,979
115,500	F5 Networks, Inc. (a)	15,493,170
4,358,700	Flextronics International Ltd. (a)	47,989,287
658,418	FormFactor, Inc. (a)	4,760,362
114,667	Google, Inc. - Class A (a)	75,393,552
115,530	Google, Inc. - Class C (a)	72,276,723
1,599,300	Hewlett-Packard Co.	48,810,636
1,501,200	Intel Corp.	43,459,740
105,000	Intuit, Inc.	11,105,850
625,000	Jabil Circuit, Inc.	12,656,250
763,150	Keysight Technologies, Inc. (a)	23,306,601
460,000	KLA-Tencor Corp.	24,403,000
6,617,800	L.M. Ericsson Telephone Co. - ADR	71,008,994
1,250,000	Micron Technology, Inc. (a)	23,137,500
2,427,100	Microsoft Corp.	113,345,570
3,049,111	NetApp, Inc.	94,979,808
1,653,100	NeuStar, Inc. - Class A (a)	51,031,197
2,030,000	Nuance Communications, Inc. (a)	36,803,900
678,000	NVIDIA Corp.	13,526,100
34,300	PayPal Holdings, Inc. (a)	1,327,410
843,250	QUALCOMM, Inc.	54,296,868
160,000	Rambus, Inc. (a)	2,094,400
1,229,800	SanDisk Corp.	74,144,642
610,000	Stratasys Ltd. (a)	18,745,300
185,000	Symantec Corp.	4,206,900
1,793,895	Texas Instruments, Inc.	89,658,872
942,900	Trimble Navigation Ltd. (a)	21,780,990
1,050,000	Visa, Inc. - Class A	79,107,000
295,000	VMware, Inc. - Class A (a)	26,293,350
230,000	Yahoo, Inc. (a)	8,434,100
		1,751,818,588

	Materials - 0.8%
394,500	Monsanto Co.	40,195,605
100,000	Praxair, Inc.	11,414,000
		51,609,605

	Telecommunication Services - 0.1%
107,326	AT&T, Inc.	3,728,492

	TOTAL COMMON STOCKS
	(Cost $3,794,693,797)	$5,811,055,962

Shares		Value
	SHORT-TERM INVESTMENTS - 6.2%
384,302,098	Dreyfus Treasury Prime Cash Management Fund	$384,302,098
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $384,302,098)	384,302,098
	TOTAL INVESTMENTS
	(Cost $4,178,995,895) - 99.9%	6,195,358,060
	Other Assets in Excess of Liabilities - 0.1%	5,562,563
	TOTAL NET ASSETS - 100.0%	$6,200,920,623

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:
	Cost of investments	$4,178,995,895
	Gross unrealized appreciation	2,198,077,436
	Gross unrealized depreciation	(181,715,271)
	Net unrealized appreciation	$2,016,362,165

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.5%
	Consumer Discretionary - 15.8%
8,000	Aaron's, Inc.	$295,840
2,248,000	Ascena Retail Group, Inc. (a)	28,144,960
13,500	Boot Barn Holdings, Inc. (a)	426,600
1,283,400	CarMax, Inc. (a)	82,792,134
8,573,500	Chegg, Inc. (a) (b)	71,245,785
5,706,700	DreamWorks Animation SKG, Inc. - Class A (a) (b)	137,588,537
10,200	Francesca's Holdings, Corp. (a)	124,032
500,073	Gildan Activewear, Inc.	16,142,356
300,000	Norwegian Cruise Line Holdings, Ltd. (a)	18,726,000
37,800	Ollie's Bargain Outlet Holdings, Inc. (a)	741,636
5,460,000	Quiksilver, Inc. (a)	2,503,956
1,587,201	Royal Caribbean Cruises Ltd.	142,610,010
3,056,100	Shutterfly, Inc. (a) (b)	132,176,325
7,407,000	Sony Corp. - ADR	209,988,450
258,790	Tesla Motors, Inc. (a)	68,876,959
2,036,500	Tribune Media Co. - Class A	102,822,885
1,566,151	Tribune Publishing Co. (b)	23,319,988
4,405,500	Tuesday Morning Corp. (a) (b)	41,323,590
700,900	Urban Outfitters, Inc. (a)	22,863,358
		1,102,713,401

	Consumer Staples - 0.6%
4,610,189	Boulder Brands, Inc. (a) (b)	38,402,874
12,000	Post Holdings, Inc. (a)	644,880
		39,047,754

	Energy - 0.9%
545,400	Cabot Oil & Gas Corp.	14,267,664
5,400	Cameron International Corp. (a)	272,484
40,000	EOG Resources, Inc.	3,087,600
85,800	National Oilwell Varco, Inc.	3,614,754
7,000	Range Resources Corp.	275,380
2,650,000	Rex Energy Corp. (a)	5,936,000
7,577,813	Solazyme, Inc. (a) (b)	17,732,083
1,126,482	Transocean Ltd.	14,937,151
		60,123,116

	Financials - 2.0%
313,000	CME Group, Inc.	30,060,520
127,500	Discover Financial Services	7,115,775
501,700	E*TRADE Financial Corp. (a)	14,258,314
905,820	MarketAxess Holdings, Inc.	88,589,196
56,000	Progressive Corp. (The)	1,708,000
		141,731,805

	Health Care - 32.1%
2,143,000	Abaxis, Inc. (b)	107,278,580
1,503,300	Abbott Laboratories	76,202,277
2,640,373	ABIOMED, Inc. (a) (b)	204,523,293
3,666,900	Accuray, Inc. (a)	23,394,822
5,007,000	Affymetrix, Inc. (a) (b)	54,876,720
275,400	Avalanche Biotechnologies, Inc. (a)	4,053,888
180,700	Axovant Sciences Ltd. (a)	2,531,607
204,100	Biogen, Inc. (a)	65,062,998
602,300	BioMarin Pharmaceutical, Inc. (a)	88,098,421
99,000	Boston Scientific Corp. (a)	1,716,660
5,315,500	Cardica, Inc. (a) (b)	2,535,493
1,008,700	Cepheid, Inc. (a)	56,073,633
7,500,000	Cerus Corp. (a) (b)	40,725,000
592,000	Charles River Laboratories International, Inc. (a)	45,951,040
7,744,720	Dyax Corp. (a) (b)	190,597,559
1,106,500	Eli Lilly & Co.	93,510,315
3,449,862	Epizyme, Inc. (a) (b)	76,966,421
2,150,000	Exact Sciences Corp. (a)	51,750,500
118,700	Flex Pharma, Inc. (a)	1,850,533
2,869,432	Fluidigm Corp. (a) (b)	57,474,723
113,000	Illumina, Inc. (a)	24,780,900
3,857,750	ImmunoGen, Inc. (a)	69,516,655
2,067,291	Insulet Corp. (a)	70,060,492
169,025	KaloBios Pharmaceuticals, Inc. (a)	353,262
1,781,183	Momenta Pharmaceuticals, Inc. (a)	38,722,918
11,643,830	Nektar Therapeutics (a) (b)	146,828,696
4,925,582	Novadaq Technologies, Inc. (a) (b)	56,496,426
505,000	NuVasive, Inc. (a)	27,780,050
144,100	OncoMed Pharmaceuticals, Inc. (a)	3,291,244
1,523,900	OraSure Technologies, Inc. (a)	7,528,066
2,298,000	Pfenex, Inc. (a) (b)	48,694,620
5,501,614	QIAGEN N.V. (a)	153,935,160
426,400	Roche Holding AG - CHF	123,158,688
3,272,900	Seattle Genetics, Inc. (a)	156,673,723
2,660,000	Tekmira Pharmaceuticals Corp. (a)	28,807,800
1,714,100	Xencor, Inc. (a)	38,378,699
74,000	XenoPort, Inc. (a)	540,200
		2,240,722,082

	Industrials - 15.5%
420,000	AECOM (a)	12,948,600
772,400	Alaska Air Group, Inc.	58,509,300
3,500	Allegiant Travel Co.	744,555
3,260,700	American Airlines Group, Inc.	130,754,070
80,000	C.H. Robinson Worldwide, Inc.	5,612,000
199,500	CIRCOR International, Inc.	9,542,085
16,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	221,120
171,400	Curtiss-Wright Corp.	11,547,218
3,323,900	Delta Air Lines, Inc.	147,381,726
56,700	Esterline Technologies Corp. (a)	5,027,022
615,000	Hawaiian Holdings, Inc. (a)	13,357,800
699,500	Hertz Global Holdings, Inc. (a)	11,884,505
952,600	Jacobs Engineering Group, Inc. (a)	40,123,512
6,630,925	JetBlue Airways Corp. (a)	152,378,657
500,000	NCI Building Systems, Inc. (a)	6,475,000
560,000	NN, Inc.	12,784,800
3,010,200	Polypore International, Inc. (a) (b)	180,973,224
575,372	Ritchie Bros. Auctioneers, Inc.	15,546,551
907,000	Southwest Airlines Co.	32,833,400
470,500	Spirit Airlines, Inc. (a)	28,145,310
2,400	TransDigm Group, Inc. (a)	543,120
151,837	Trex Co., Inc. (a)	6,888,845
3,232,500	United Continental Holdings, Inc. (a)	182,280,675
2,190,000	UTi Worldwide, Inc.	18,396,000
		1,084,899,095

	Information Technology - 28.2%
90,000	A10 Networks, Inc. (a)	585,900
1,062,100	Adobe Systems, Inc. (a)	87,081,579
125,000	Alibaba Group Holding Ltd. - ADR (a)	9,792,500
873,700	Altera Corp.	43,387,942
15,000	Applied Materials, Inc.	260,400
14,700	Arista Networks, Inc. (a)	1,241,709
150,000	ASML Holding N.V.	14,875,500
11,200,000	Axcelis Technologies, Inc. (a) (b)	33,040,000
20,623,918	BlackBerry Ltd. (a)	159,526,006
20,000	Broadcom Corp. - Class A	1,012,200
3,193,660	comScore, Inc. (a) (b)	186,829,110
829,800	Cray, Inc. (a)	21,525,012
1,675,300	Cree, Inc. (a)	41,296,145
243,116	Digimarc Corp. (a)	9,661,430
16,900	eBay, Inc. (a)	475,228
145,000	Electronic Arts, Inc. (a)	10,374,750
2,781,200	Ellie Mae, Inc. (a) (b)	218,185,140
1,780,000	EMC Corp.	47,864,200
624,200	F5 Networks, Inc. (a)	83,730,188
1,396,322	FARO Technologies, Inc. (a) (b)	61,284,573
377,000	FEI Co.	32,410,690
300	FireEye, Inc. (a)	13,347
7,701,900	Flextronics International Ltd. (a)	84,797,919
1,138,300	FormFactor, Inc. (a)	8,229,909
103,370	Google, Inc. - Class A (a)	67,965,775
103,653	Google, Inc. - Class C (a)	64,846,353
2,867,515	Guidance Software, Inc. (a) (b)	28,875,876
121,000	Hewlett-Packard Co.	3,692,920
243,700	Intuit, Inc.	25,776,149
740,000	Jabil Circuit, Inc.	14,985,000
84,000	Keysight Technologies, Inc. (a)	2,565,360
605,400	KLA-Tencor Corp.	32,116,470
237,478	Knowles Corp. (a)	4,523,956
4,521,500	Micron Technology, Inc. (a)	83,692,965
46,419	Mobileye N.V. (a)	2,789,782
1,962,667	NetApp, Inc.	61,137,077
1,414,086	NeuStar, Inc. - Class A (a)	43,652,835
202,000	Nimble Storage, Inc. (a)	5,579,240
2,972,406	Nuance Communications, Inc. (a)	53,889,721
2,702,455	NVIDIA Corp.	53,913,977
16,900	PayPal Holdings, Inc. (a)	654,030
701,300	QUALCOMM, Inc.	45,156,707
157,984	Rambus, Inc. (a)	2,068,010
448,444	Rubicon Project, Inc. (The) (a)	7,816,379
1,090,800	SanDisk Corp.	65,764,332
8,454,500	ServiceSource International, Inc. (a) (b)	44,808,850
200,000	SMART Technologies, Inc. - Class A (a)	160,020
875,000	Stratasys Ltd. (a)	26,888,750
729,000	Trimble Navigation Ltd. (a)	16,839,900
11,400	Twitter, Inc. (a)	353,514
455,000	Universal Display Corp. (a)	21,708,050
230,000	VMware, Inc. - Class A (a)	20,499,900
252,900	Xoom Corp. (a)	6,284,565
24,000	Yahoo!, Inc. (a)	880,080
		1,967,367,920

	Materials - 0.5%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	4,719,750
284,300	Monsanto Co.	28,967,327
94,100	Potash Corp. of Saskatchewan, Inc.	2,557,638
		36,244,715

	Telecom Services - 0.9%
932	AT&T, Inc.	32,392
19,330,000	Sprint Corp. (a)	65,142,100
		65,174,492

	TOTAL COMMON STOCKS
	(Cost $4,510,280,179)	$6,738,024,380

Shares		Value
	SHORT-TERM INVESTMENTS - 3.7%
255,608,953	Dreyfus Treasury Prime Cash Management Fund	$255,608,953
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $255,608,953)	255,608,953
	TOTAL INVESTMENTS
	(Cost $4,765,889,132) - 100.2%	6,993,633,333
	Liabilities in Excess of Other Assets - (0.2)%	(15,484,599)
	TOTAL NET ASSETS - 100.0%	$6,978,148,734

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:
	Cost of investments	$4,765,889,132
	Gross unrealized appreciation	2,609,874,936
	Gross unrealized depreciation	(382,130,735)
	Net unrealized appreciation	$2,227,744,201

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading.  Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded.  Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price.  Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”).  To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value.  These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2015.  There were no transfers into or out of Level 1, Level 2 or Level 3 during the reporting period.  These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

PRIMECAP	Common Stock1	$4,317,235,986	$-	$-	$4,317,235,986
Odyssey Stock	Short-Term Investments	370,829,372	-	-	370,829,372
Fund	Total Investments			-
	in Securities	$4,688,065,358	$-	$-	$4,688,065,358

PRIMECAP	Common Stock1	$5,811,055,962	$-	$-	$5,811,055,962
Odyssey Growth	Short-Term Investments	384,302,098	-	-	384,302,098
Fund	Total Investments			-
	in Securities	$6,195,358,060	$-	$-	$6,195,358,060

PRIMECAP	Common Stock1	$6,738,024,380	$-	$-	$6,738,024,380
Odyssey	Short-Term Investments	255,608,953	-	-	255,608,953
Aggressive	Total Investments			-
Growth Fund	in Securities	$6,993,633,333	$-	$-	$6,993,633,333

1 Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2015
Tribune Publishing Co.	$33,395,026	$1,188,129	$-	$942,428	$-	$27,049,174
Total	$33,395,026	$1,188,129	$-	$942,428	$-	$27,049,174

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2015
Boulder Brands, Inc. (1)	$-	$26,644,617	$-	$-	$-	$25,726,464
ImmunoGen, Inc.	54,218,226	7,131,549	-	-	-	121,473,793
Total	$54,218,226	$33,776,166	$-	$-	$-	$147,200,257

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2015
Abaxis, Inc.	$96,203,817	$17,046,129	$-	$588,888	$-	$107,278,580
ABIOMED, Inc.	86,308,953	478,621	-	-	-	204,523,293
Affymetrix, Inc.	43,698,500	1,446,328	-	-	-	54,876,720
Audience, Inc. (2) (4)	8,396,316	-	10,984,321	-	(14,519,036)	N/A
Axcelis Technologies, Inc.	23,370,472	1,069,119	-	-	-	33,040,000
Boulder Brands, Inc. (1)	-	12,986,901	-	-	-	38,402,874
Cardica, Inc.	5,095,797	130,805	-	-	-	2,535,494
Cerus Corp (1)	-	38,396,905	-	-	-	40,725,000
Chegg, Inc. (1)	-	61,078,567	-	-	-	71,245,785
comScore, Inc.	148,769,370	-	17,773,195	-	7,151,466	186,829,110
DreamWorks Animation SKG, Inc.	122,689,276	4,933,581	-	-	-	137,588,537
Dyax, Corp.	95,791,053	12,202	-	-	-	190,597,559
Ellie Mae, Inc.	107,110,904	-	680,034	-	372,341	218,185,140
Epizyme, Inc. (1)	-	46,985,728	-	-	-	76,966,421
FARO Technologies, Inc.	77,852,432	326,180	-	-	-	61,284,573
Fluidigm Corp.	81,070,428	1,964,927	-	-	-	57,474,723
Guidance Software, Inc.	13,720,619	5,273,025	-	-	-	28,875,876
Marrone Bio Innovations, Inc.	6,091,500	-	-	-	-	4,719,750
Nektar Therapeutics	158,062,773	2,413,401	-	-	-	146,828,696
Novadaq Techologies, Inc. (1)	-	52,902,953	-	-	-	56,496,426
Peregrine Semiconductor Corp. (2) (3)	40,815,048	-	40,829,428	-	10,002,393	N/A
Pfenex, Inc. (1)	-	35,251,193	-	-	-	48,694,620
Polypore International, Inc.	152,362,872	222,069	27,662,997	-	7,982,746	180,973,224
ServiceSource International, Inc.	31,725,864	564,695	-	-	-	44,808,850
Shutterfly, Inc.	97,838,822	29,616,489	-	-	-	132,176,325
Solazyme, Inc.	48,246,701	3,968,884	-	-	-	17,732,082
Tribune Publishing Co.	29,204,704	596,631	-	816,297	-	23,319,988
Tuesday Morning Corp.	88,818,840	763,681	-	-	-	41,323,590
Total	$1,563,245,061	$318,429,014	$97,929,975	$1,405,185	$10,989,910	$2,207,503,236

(1) As of October 31, 2014, the company was not an affiliate.
(2) No longer an affiliate as of July 31, 2015.
(3) Included in "Proceeds from Securities Sold" are proceeds received when Peregrine Semiconductor Corp. was acquired in an all cash transaction.
(4) During the period ended July 31, 2015, Audience, Inc. was acquired by Knowles Corp. in a cash and stock transaction that was deemed to be taxable. In the transaction, the Aggressive Growth Fund received total proceeds of $8,840,175 ($4,513,289 in cash and $4,326,886 in shares of Knowles Corp.) resulting in a loss of $10,578,509.
Prior to the transaction, the Aggressive Growth Fund sold shares of Audience, Inc. for proceeds of $2,144,146 resulting in a loss of $3,940,527. Total proceeds on disposition of shares of Audience, Inc. were $10,984,321. Net realized loss on the disposition of shares of Audience, Inc. was $14,519,036.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By    /s/ Joel P. Fried
 Joel P. Fried, Co-Chief Executive Officer

Date  9/24/2015

By     /s/ Theo A. Kolokotrones
 Theo A. Kolokotrones, Co-Chief Executive Officer

Date  9/24/2015

By     /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date  9/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date  9/24/2015

By     /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date  9/24/2015

By     /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date  9/24/2015

By     /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date  9/24/2015